Non-current liabilities - deferred tax (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of non-current liabilities - deferred tax

	2020	2019
	A$’000	A$’000

Deferred tax liability associated with Licensing Agreement	3,413	3,711

Amount expected to be settled within 12 months	298	298
Amount expected to be settled after more than 12 months	3,115	3,413

	3,413	3,711